Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Millions	Total	Treasury Stock	Additional Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive (Loss) Income	Total Alight, Inc. Equity	Noncontrolling Interest
Balance at Jun. 30, 2021	$ 4,753		$ 4,014	$ (61)		$ 3,953	$ 800
Net income (loss)	(48)			(35)		(35)	(13)
Other comprehensive income (loss), net	9				$ 8	8	1
Warrant redemption	159		159			159
Distribution of equity	(1)		(1)			(1)
Share-based compensation expense	67		67			67
Shares vested, net of shares withheld in lieu of taxes	(11)		(11)			(11)
Balance at Dec. 31, 2021	4,928		4,228	(96)	8	4,140	788
Net income (loss)	(13)			(11)		(11)	(2)
Other comprehensive income (loss), net	44				36	36	8
Measurement period adjustment	(1)						(1)
Conversion of noncontrolling interest	(6)		7			7	(13)
Share-based compensation expense	33		33			33
Shares vested, net of shares withheld in lieu of taxes	(1)		(1)			(1)
Balance at Mar. 31, 2022	4,984		4,267	(107)	44	4,204	780
Balance at Dec. 31, 2021	4,928		4,228	(96)	8	4,140	788
Net income (loss)	(72)			(62)		(62)	(10)
Other comprehensive income (loss), net	100				87	87	13
Conversion of noncontrolling interest	(28)		113			113	(141)
Share-based compensation expense	181		181			181
Shares vested, net of shares withheld in lieu of taxes	(8)		(8)			(8)
Share repurchases	(12)	$ (12)				(12)
Balance at Dec. 31, 2022	5,089	(12)	4,514	(158)	95	4,439	650
Net income (loss)	(74)			(68)		(68)	(6)
Other comprehensive income (loss), net	(20)				(14)	(14)	(6)
Conversion of noncontrolling interest	(49)		145			145	(194)
Share-based compensation expense	37		37			37
Shares vested, net of shares withheld in lieu of taxes	(6)		(6)			(6)
Share repurchases	(10)	(10)				(10)
Balance at Mar. 31, 2023	$ 4,967	$ (22)	$ 4,690	$ (226)	$ 81	$ 4,523	$ 444